CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Product sales, net	$ 222,129	$ 137,528	$ 323,376	$ 313,151	$ 862,369	$ 734,495
Cost of goods sold	(142,573)	(95,045)	(235,197)	(176,812)	(497,954)	(368,524)
Inventory adjustment		(63,194)		(63,194)	(256,948)	(58,773)
Gross profit	79,556	(20,711)	88,179	73,145	107,467	307,198
Patent impairment charge					(1,749,664)
Operating, sales and administrative expenses	(2,598,463)	(717,930)	(3,169,577)	(1,319,675)	(3,294,930)	(2,094,303)
Net loss from operations	(2,518,907)	(738,641)	(3,081,398)	(1,246,530)	(4,937,127)	(1,787,105)
Other income (expense):
Interest expense	(551,778)	(416,439)	(1,235,342)	(1,403,980)	(2,195,151)	(656,450)
Change in fair value of derivative instruments	(711,000)	831,044	(818,545)	862,958	1,709,029	(13,600)
(Gain) loss on settlement of debt		(478,262)		(478,262)	(478,262)	105,684
Beneficial conversion features					(606,400)
Charge resulting from triggered anti-dilution provisions within financial instruments	(187,416)		(854,560)		(482,866)
Other expenses	(40,596)	(12,000)	(152,899)	(27,960)	(49,990)	(88,380)
Total other income (expense)	(1,490,790)	(75,657)	(3,061,346)	(1,047,244)	(2,103,640)	(652,746)
Net loss	(4,009,697)	(814,298)	(6,142,744)	(2,293,774)	(7,040,767)	(2,439,851)
Deemed dividend on Series B Preferred Stock						(985,000)
Net loss applicable to common shareholders					$ (7,040,767)	$ (3,424,851)
Weighted average number of common shares outstanding, basic and diluted	13,245,965	9,477,805	12,200,452	9,511,658	1,970,541,961	1,208,492,443
Basic and diluted net loss per common share	$ (0.30)	$ (0.09)	$ (0.50)	$ (0.24)	$ 0.00	$ 0.00
pro forma
Other income (expense):
Weighted average number of common shares outstanding, basic and diluted					9,852,710	6,042,462
Basic and diluted net loss per common share					$ (0.71)	$ (0.57)